Pension Liabilities	12 Months Ended
Dec. 31, 2020
Pension Liabilities
Pension Liabilities

Note 27 Pension Liabilities

Defined-Benefit Pension Plan

The defined-benefit pension obligations are based on actuarial principles. Calliditas has defined-benefit pension plans for the subsidiaries in France and Switzerland. The present value of the obligation includes special payroll tax, in accordance with IAS 19, for the Swiss pension plans. Pension expenses are recognized under research and development expenses and administrative and selling expenses in the consolidated statements of income.

Net obligation per country

December 31,
2020
Switzerland	(8,124)
France	(172)
Total	(8,296)

Changes in the defined-benefit pension obligations

	Defined Benefit	Defined Benefit		December 31, 2020
	Plan Obligation	Plan Obligation	Fair Value of Plan	Employee Benefit
	(Switzerland)	(France)	Assets (Switzerland)	Obligations
January 1, 2020	—	—	—	—

Business combinations	(19,565)	(211)	10,673	(9,103)

Service costs	(567)	(6)	—	(573)
Interest expense	(10)	—	6	(4)
Curtailment	(20)	—	10	(10)
Employee contribution	—	—	45	45
Subtotal included in the statement of consolidated operations	(597)	(6)	61	(542)

Amounts paid/received	(410)	—	410	0

Return on assets (excluding interest expenses)	—	—	(5)	(5)
Actuarial gains/(losses) related to changes in demographic assumptions	1,858	45	—	1,903
Actuarial gains/(losses) related to changes in financial assumptions	(273)	—	—	(273)
Other actuarial gains/(losses)	(411)	—	—	(411)
Subtotal included in other items of comprehensive income	1,174	45	(5)	1,214

Employer contributions	—	—	47	47
Currency translation effect	205	—	(117)	88
December 31, 2020	(19,193)	(172)	11,069	(8,296)

Distribution by plan assets (Switzerland)

December 31,
2020
Cash	244
Bonds	6,365
Mortgage loans	1,516
Shares	365
Real estate	1,638
Other investments	941
Total	11,069

Of the plan assets above, SEK 6,365 has a quoted price in an active market.

For pension obligations in France, there are no plan assets.

Risks connected to defined-benefit pension plans

Through its defined-benefit pension plans for post-employment benefits, the Group is exposed to a number of risks. The most significant risks are:

Life expectancy assumption: Most of the pension commitments entail that the employees covered by the plan will receive life-long benefits and, accordingly, the longer life expectancy assumptions will result in higher pension liabilities. This is particularly significant in the Swiss plan, in which inflation increases result in higher sensitivity to changes in life expectancy assumptions.

Inflation risk: Some of the plan’s pension commitments are linked to inflation. Higher inflation leads to higher liabilities (although, in most cases, a ceiling has been set for the level of inflation to protect the plan against exceptional increases in inflation). Most of the plan assets are either unaffected by (fixedrate bonds), or weakly correlated with (shares) inflation, which means that an increase in inflation will also increase the deficit.

Discount rate: A decrease in the interest rate on corporate bonds will increase the liabilities of the plan, although this will partially be offset by an increase in the value of the bond holdings. The Swiss pension plan is covered by The Swiss Federal Act on Occupational Retirement, Survivor’s and Disability Pension Plans (BVG).

The French pension plan is covered by the labor law and the collective bargaining agreement of the pharmaceutical industry. The Swiss and French plans are based on final salary.

Actuarial assumptions on the balance sheet date

	December 31,
	2020
Swiss pension plan
Discount rate	0.15%
Mortality table	LPP 2020 generation
Salary revaluation rate	1.00%
Retirement pension inflation rate	0.50%
Deposit rate on savings accounts	1.00%
Turnover rate	10.00%
Remaining life expectancy after retirement	23.3	years
Retirement age	65	years

Sensitivity analysis

December 31,
2020
Pension commitments under current assump- tions for Swiss pension plans	19,365
Discount rate , -0.5%	21,631
Discount rate , +0.5%	17,139
Retirement pension inflation rate, -0.5%	18,241
Retirement pension inflation rate, +0.5%	20,257
Salary revaluation rate, -0.5%	18,802
Salary revaluation rate, +0.5%	19,605

The amounts above show what the value of the pension obligation would have been assuming the change in the individual assumption. The sensitivity analyses are based on a change in one assumption, with all other assumptions remaining constant. In practice, this is highly unlikely to occur and some of the changes in the assumptions may be correlated. When calculating the sensitivity of the defined-benefit obligations to significant actuarial assumptions, the same method (present value of the defined-benefit obligation applying the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized in the consolidated statements of financial position

As the defined benefit pension plans in France are deemed to be insignificant for the Group, no further information has been provided.

For the 2021 financial year, contributions to plans for post-employment benefits are expected to be SEK 805. The weighted average maturity of the obligation is an estimated 23.3 years.

There are no defined-benefit pension plans for the financial year 2019 and the financial year 2018.